Goodwill and Intangible Assets, Net - Schedule of intangible assets (Detail) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
In-development intangible asset, net	$ 7,774,628	$ 6,655,623
Software	1,383,773	1,014,967
Less - Accumulated amortization for Software	(1,303,193)	(920,412)
Software, net	80,580	94,555
Technology intellectual property	19,661,728
Less - Accumulated amortization for Technology intellectual property	(517,971)
Technology intellectual property, net	19,143,757
Customer contracts and related relationships	17,084,072
Less - Accumulated amortization for Customer contracts and related relationships	(848,557)
Customer contracts and related relationships, net	16,235,515
Patents and trademarks	3,736,122
Less - Accumulated amortization for Patents and trademarks	(344,090)
Patents and trademarks, net	3,392,032
Recruitment database	491,970
Less - Accumulated amortization for Recruitment database	(13,666)
Recruitment database, net	478,304
Intangible assets, net	$ 47,104,816	$ 6,750,178